DISAGGREGATION OF REVENUE (Net Sales) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 3,240,482	$ 2,922,570
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,846,810	2,526,552
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	122,518	114,800
International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	271,154	281,218
Activewear
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,762,533	2,364,740
Hosiery and underwear
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 477,949	$ 557,830